Derivative Financial Instruments - Summary of detailed information on derivative financial instruments (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about hedges [line items]
Derivative financial instruments	R$ 1,152
Current derivative financial liabilities	1,152
Non-deliverable forwards (NDF) [member]
Disclosure of detailed information about hedges [line items]
Derivative financial instruments	R$ 1,152